10. ACCOUNTS PAYABLE (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts payable	$ 2,005,335	$ 1,593,861	$ 1,206,100